TRADE AND OTHER RECEIVABLES, NET (Tables)	9 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Schedule of the components of trade and other receivables

	As at	As at
	December 31, 2021	March 31, 2021
Trade account receivables, net	$157,781	$189,250
Unbilled revenue, net	121,751	103,986
Receivable from ERCOT against HB 4492	187,001	–
Accrued gas receivable	–	833
Other	82,532	46,132
	$549,065	$340,201

Schedule of aging of the trade accounts receivable

	As at	As at
	December 31, 2021	March 31, 2021

Current	$70,316	$58,737
1–30 days	13,591	19,415
31–60 days	3,619	3,794
61–90 days	4,665	2,144
Over 90 days	12,840	10,446
	$105,031	$94,536

Schedule of changes in the allowance for doubtful accounts

	As at	As at
	December 31, 2021	March 31, 2021

Balance, beginning of period	$23,363	$45,832
Provision for doubtful accounts	19,976	34,260
Bad debts written off	(28,697)	(62,529)
Foreign exchange	5,972	5,800
Balance, end of period	$20,614	$23,363